Accounts Receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Accounts receivable	$ 189,569	$ 188,774	$ 193,929
Less: Allowance for doubtful accounts	0	0	(1,395)
Less: Loss allowance	(290)	0	0
Accounts receivable, net	$ 189,279	$ 188,774	$ 192,534